Average Annual Total Returns	12 Months Ended
Sep. 30, 2012
Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.92%
Five Years	0.91%
Ten Years	6.48%
Inception Date	Dec. 10, 1986
Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.05%
Five Years	1.04%
Ten Years	6.63%
Inception Date	May 14, 2001
Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.18%
Five Years	1.76%
Since Inception	2.21%
Inception Date	Nov. 30, 2006
Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.28%
Five Years	1.83%
Since Inception	5.37%
Inception Date	May 03, 2004
Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.75%
Five Years	1.66%
Since Inception	3.66%
Inception Date	May 16, 2006
Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.82%
Five Years	1.73%
Since Inception	3.71%
Inception Date	May 15, 2006
Return After Taxes on Distributions | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.55%
Five Years	0.61%
Ten Years	6.00%
Return After Taxes on Distributions | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.90%
Five Years	1.52%
Since Inception	5.11%
Return After Taxes on Distributions | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.45%
Five Years	1.33%
Since Inception	3.29%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.46%
Five Years	0.72%
Ten Years	5.63%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.74%
Five Years	1.51%
Since Inception	4.63%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.08%
Five Years	1.39%
Since Inception	3.09%
Standard & Poor's 500 Index | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Standard & Poor's 500 Index | Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Standard & Poor's 500 Index | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Since Inception	3.71%
Standard & Poor's 500 Index | Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Since Inception	3.68%
Russell 3000 Index | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Five Years	2.04%
Since Inception	2.72%
Russell 3000 Index | Vanguard Structured Broad Market Fund | Vanguard Structured Broad Market Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Five Years	2.04%
Since Inception	5.44%